T. ROWE PRICE New Jersey Tax-Free Bond Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
DELAWARE  0.3%
Delaware River & Bay Auth., Series A, 5.00%, 1/1/49  1,000 1,031
1,031
GUAM  0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,298
1,298
ILLINOIS  0.6%
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-1,
VRDN, 2.85%, 8/1/43  1,000 1,000
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-2,
VRDN, 2.85%, 8/1/43  1,100 1,100
2,100
MINNESOTA  0.1%
Rochester Health Care Fac., Mayo Clinic, Series D, VRDN,
2.70%, 11/15/64  250 250
250
MISSOURI  0.1%
Missouri HEFA, SSM Health Care, Series F, VRDN, 3.05%,
6/1/44  300 300
300
NEW JERSEY  87.4%
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,094
Borough of Matawan, GO, 2.25%, 6/1/36  500 396
Borough of Matawan, GO, 2.375%, 6/1/37  500 392
Bridgewater-Raritan Regional School Dist., New Jersey School
Bonds, GO, 0.05%, 7/15/48  2,000 614
City of Summit, GO, 4.00%, 7/15/41  855 844
City of Summit, GO, 4.00%, 7/15/42  1,360 1,326
City of Summit, GO, 4.00%, 7/15/44  1,360 1,309
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  2,100 1,739
Essex County Improvement Auth., Charter School, 4.00%,
6/15/56  2,480 2,004
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/54 (1) 500 476
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/64 (1) 775 722
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (2) 2,205 2,341

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3) 730 766
Gloucester County Improvement Auth., Rowan Univ., 5.00%,
7/1/54 (4) 1,250 1,262
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51  6,000 6,010
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series D, 5.75%, 10/15/48 (4) 425 470
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series E, 5.75%, 10/15/48 (4) 725 801
Middlesex County Improvement Auth., Rutgers Univ., Health +
Life Science, Series 2023A, 5.00%, 8/15/53  2,000 2,046
Middlesex County, Civic Square IV Redev., COP, 5.00%,
10/15/31  1,465 1,521
Monmouth County Improvement Auth., Governmental Pooled
Loan Project, 4.00%, 3/13/26  1,500 1,510
New Jersey, GO, 2.00%, 6/1/37  3,000 2,220
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  3,540 3,473
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,011
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/37  1,500 1,626
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38  1,000 1,073
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39  2,250 2,397
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (5) 1,500 1,301
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 1,240 1,224
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 2,300 2,263
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 2,000 1,868
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/54 (1) 600 553
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (5) 1,000 1,000
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,556
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 2,035 2,036
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (3)(5) 1,030 1,032
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 7,625 7,627
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (5) 2,000 2,001
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,243

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (5) 4,000 3,207
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (5) 1,000 972
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (2) 810 825
New Jersey Economic Dev. Auth., Natural Gas Company
Project, Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (5) 1,500 1,484
New Jersey Economic Dev. Auth., North Star Academy Charter
School, 5.00%, 7/15/32  1,000 1,019
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (5) 1,870 1,861
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (3) 1,000 1,011
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (3) 3,250 3,250
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,500 4,066
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (1)(5) 250 253
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (1)(5) 1,830 1,855
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35 (Prerefunded 6/15/27) (6) 1,000 1,043
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42 (Prerefunded 6/15/27) (6) 2,250 2,346
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  2,770 2,851
New Jersey Economic Dev. Auth., Team Academy Charter
School Project, Series A, 5.00%, 12/1/48  500 493
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,250 1,089
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (5) 1,765 1,738
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (5) 3,250 3,077
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  2,305 1,949
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,820
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,510 5,737
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 3,429
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/25  160 160
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/35  1,000 1,020
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/36  1,640 1,669

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/37  2,000 2,030
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  1,500 1,385
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  65 65
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,600 1,173
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,226
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  5,000 3,536
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 4.25%, 7/1/54  1,500 1,330
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30  1,685 1,714
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/39  5,500 5,539
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,674
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  1,360 1,374
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,378
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 4,981
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.25%, 7/1/54  1,000 1,013
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,525
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,100 4,061
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41  1,500 1,492
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 785
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,405
New Jersey HCFFA, Virtua Health, Series B, VRDN, 2.10%,
7/1/43  1,825 1,825
New Jersey HCFFA, Virtua Health, Series C, VRDN, 2.10%,
7/1/43  1,710 1,710
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
5.00%, 12/1/32 (5)(7) 2,500 2,593
New Jersey Higher Ed. Student Assistance Auth., Series 1C,
5.50%, 12/1/55 (5)(7) 1,000 971
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.00%, 12/1/27 (5) 1,250 1,290
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.00%, 12/1/53 (5) 1,250 1,128
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.25%, 12/1/54 (5) 2,000 1,896

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (5) 1,500 1,513
New Jersey Housing & Mortgage Fin. Agency, Series A,
2.625%, 11/1/56  1,000 598
New Jersey Housing & Mortgage Fin. Agency, Series B,
3.375%, 11/1/27  500 498
New Jersey Housing & Mortgage Fin. Agency, Series E-1,
4.50%, 5/1/50  1,455 1,366
New Jersey Housing & Mortgage Fin. Agency, Forest Hill
House, Series A-1, 5.00%, 1/20/66  1,875 1,845
New Jersey Housing & Mortgage Fin. Agency, Montgomery
Gateway Apartment, Series A, 4.55%, 5/1/41  2,000 1,987
New Jersey Housing & Mortgage Fin. Agency, Riverview
Towers Apartment, Series 2024B, 5.25%, 12/20/65  3,425 3,467
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series A, 2.75%, 11/1/56  1,500 925
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  3,355 3,263
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  2,715 2,635
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  3,505 3,609
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40
(Prerefunded 7/1/25) (6) 3,500 3,505
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 3,210 3,350
New Jersey Institute of Technology, Series A, 5.00%, 7/1/45
(Prerefunded 7/1/25) (6) 1,500 1,502
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  3,210 3,013
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,755 1,587
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,527
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 785
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,042
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 965
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 966
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  4,200 4,311
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  2,950 2,548

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,338
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  3,000 3,064
New Jersey Transportation Trust Fund Auth., Series CC,
5.50%, 6/15/50 (Prerefunded 12/15/32) (6) 4,000 4,656
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49  1,455 1,334
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49 (Prerefunded 12/15/28) (6) 780 824
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/44  1,500 1,525
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/45  1,000 1,013
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,000 2,586
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 921
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  4,010 4,279
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/44 (7) 2,325 2,418
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  9,510 9,604
New Jersey Turnpike Auth., Series B, 4.125%, 1/1/54  1,065 953
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,037
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,468
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  3,065 3,158
New Jersey Turnpike Auth., Series C, 5.00%, 1/1/45  2,000 2,062
Newark Housing Auth., Newark Redevelopment Project, 4.00%,
1/1/37  1,200 1,166
North Hudson Sewer Auth., 5.00%, 6/1/41 (3) 1,000 1,062
North Hudson Sewer Auth., 5.00%, 6/1/42 (3) 750 788
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  500 495
Passaic County Improvement Auth., Paterson Charter School,
4.50%, 7/1/40  1,200 1,145
Passaic County Improvement Auth., Paterson Charter School,
5.00%, 7/1/44  1,130 1,098
Princeton, GO, 3.00%, 12/1/38  2,310 1,976
Rutgers Univ., Series M, 5.00%, 5/1/34  1,000 1,015
Salem County, Atlantic City Electric, PCR, 2.25%, 6/1/29  3,000 2,769
Somerset County Improvement Auth., County Guaranteed
Lease, 4.00%, 9/1/50  5,885 5,173
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (5) 4,700 4,478
South Jersey Transportation Auth., Series A, 5.00%, 11/1/37 (4) 600 635
South Jersey Transportation Auth., Series A, 5.00%, 11/1/39 (4) 1,000 1,041
South Jersey Transportation Auth., Transportation System,
Series A, 5.25%, 11/1/52 (4) 2,100 2,145

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,905 1,923
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,100 3,931
Township of Cherry Hill, GO, 4.00%, 7/15/39  550 549
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 690
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 684
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 678
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 675
Township of Franklin, GO, 2.00%, 3/15/36  1,255 1,003
Township of Franklin, GO, 2.00%, 3/15/38  1,280 969
Township of Franklin, GO, 2.00%, 3/15/39  1,280 946
Township of Piscataway, GO, 2.00%, 10/15/37  1,600 1,176
Union County Improvement Auth., Administration Complex
Project, 4.125%, 4/15/54  3,000 2,741
303,468
NEW YORK  5.1%
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  1,000 1,001
Port Auth. of New York & New Jersey, Series 183, 4.00%,
12/15/38  1,000 952
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56  2,000 2,008
Port Auth. of New York & New Jersey, Series 205, 5.25%,
11/15/57  1,000 1,011
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (5) 5,000 5,099
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (5) 2,075 1,738
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (5) 555 535
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (5) 1,900 1,956
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/44  1,000 1,042
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/49  1,000 1,026
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/54  500 510
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/44 (5) 1,000 1,007
17,885
PENNSYLVANIA  0.6%
Delaware River Port Auth., 5.00%, 1/1/40  2,000 2,001
2,001

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO  5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 1,246 748
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 2,344 1,436
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 690 701
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 179
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  366 352
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  635 599
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  367 339
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  114 115
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 644
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,223 1,282
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 10 5
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 20 11
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (9)(10) 150 82
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 40 22
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 50 27
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 65 36
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 80 44
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 10 5
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 320 175
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 160 87
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 70 38
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 45 25
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 20 11

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 50 27
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 35 19
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 10 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 15 8
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 165 90
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 45 25
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 20 11
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  600 572
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,334 2,134
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  202 189
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,759
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,684 1,191
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  4,094 1,306
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,197 1,116
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  330 295
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 932
17,653
Total Investments in Securities  99.7%
(Cost $360,479) $ 345,986
Other Assets Less Liabilities 0.3% 1,013
Net Assets 100.0% $ 346,999

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,915 and represents 2.9% of net assets.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Incorporated
(4) Insured by Build America Mutual Assurance Company
(5) Interest subject to alternative minimum tax.
(6) Prerefunded date is used in determining portfolio maturity.
(7) When-issued security
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Non-income producing
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New Jersey Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F47-054Q1 05/25